Combined Statements of Equity - USD ($) $ in Millions	Total	Net Investment from Parent	Accumulated Other Comprehensive Loss
Beginning balance at Dec. 29, 2019	$ 21,721	$ 26,138	$ (4,417)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	(879)	(879)
Other comprehensive loss	845		845
Net transfers to (from) the parent	(3,331)	(3,331)
Ending balance at Jan. 03, 2021	18,356	21,928	(3,572)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	2,031	2,031
Other comprehensive loss	(901)		(901)
Net transfers to (from) the parent	913	913
Ending balance at Jan. 02, 2022	20,399	24,872	(4,473)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	1,132	1,132
Other comprehensive loss	(1,114)		(1,114)
Ending balance at Jul. 03, 2022	19,601	25,188	(5,587)
Beginning balance at Jan. 02, 2022	20,399	24,872	(4,473)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	2,087	2,087
Other comprehensive loss	(980)		(980)
Net transfers to (from) the parent	(1,485)	(1,485)
Ending balance at Jan. 01, 2023	20,021	25,474	(5,453)
Beginning balance at Apr. 03, 2022	20,465	25,219	(4,754)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	604	604
Other comprehensive loss	(833)		(833)
Ending balance at Jul. 03, 2022	19,601	25,188	(5,587)
Beginning balance at Jan. 01, 2023	20,021	25,474	(5,453)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	760	330
Other comprehensive loss	19		19
Ending balance at Jul. 02, 2023	11,040	0	(5,507)
Beginning balance at Apr. 02, 2023	20,282	25,521	(5,239)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	430
Other comprehensive loss	(195)		(195)
Ending balance at Jul. 02, 2023	$ 11,040	$ 0	$ (5,507)